LEGG MASON ETF INVESTMENT TRUST

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED APRIL 7, 2020

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

OF THE FUNDS LISTED IN SCHEDULES A AND B

For each Fund listed in Schedule A, the following disclosure supplements the “Management” section of each Fund’s Summary Prospectus and Prospectus and the “More on fund management” section of each Fund’s Prospectus:

On February 18, 2020, Franklin Resources, Inc. (“Franklin Resources”) and Legg Mason, Inc. (“Legg Mason”) announced that they have entered into a definitive agreement for Franklin Resources to acquire Legg Mason in an all-cash transaction. As part of this transaction, Legg Mason Partners Fund Advisor, LLC and the subadviser(s), each currently a wholly owned subsidiary of Legg Mason, would become a wholly owned subsidiary of Franklin Resources. The transaction is subject to approval by Legg Mason’s shareholders and customary closing conditions, including receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of the other conditions, the transaction is expected to be consummated in the latter part of 2020.

Under the Investment Company Act of 1940, as amended, consummation of the transaction will result in the automatic termination of the management and subadvisory agreements. Therefore, the fund’s Board of Trustees has approved new management and subadvisory agreements that will be presented to the shareholders of the fund for their approval. Additional informational materials will be mailed to shareholders.

For the Fund listed in Schedule B, the following disclosure supplements the “Management” section of the Fund’s Summary Prospectus and Prospectus and the “More on fund management” section of the Fund’s Prospectus:

On February 18, 2020, Franklin Resources, Inc. (“Franklin Resources”) and Legg Mason, Inc. (“Legg Mason”) announced that they have entered into a definitive agreement for Franklin Resources to acquire Legg Mason in an all-cash transaction. As part of this transaction, Legg Mason Partners Fund Advisor, LLC (currently a wholly owned subsidiary of Legg Mason) and the subadviser (currently a majority owned subsidiary of Legg Mason) would become a subsidiary of Franklin Resources. The transaction is subject to approval by Legg Mason’s shareholders and customary closing conditions, including receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of the other conditions, the transaction is expected to be consummated in the latter part of 2020.

Under the Investment Company Act of 1940, as amended, consummation of the transaction will result in the automatic termination of the management and subadvisory agreements. Therefore, the fund’s Board of Trustees has approved new management and subadvisory agreements that will be presented to the shareholders of the fund for their approval. Additional informational materials will be mailed to shareholders.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON ETF INVESTMENT TRUST

Legg Mason Emerging Markets Low Volatility High Dividend ETF	March 1, 2020
Legg Mason Global Infrastructure ETF	March 1, 2020
Legg Mason International Low Volatility High Dividend ETF	March 1, 2020

Fund	Date of Summary Prospectus and Prospectus
Legg Mason Low Volatility High Dividend ETF	March 1, 2020
ClearBridge All Cap Growth ETF	February 1, 2020
ClearBridge Dividend Strategy ESG ETF	March 31, 2020
ClearBridge Large Cap Growth ESG ETF	March 31, 2020
Western Asset Short Duration Income ETF	November 29, 2019
Western Asset Total Return ETF	April 29, 2019

LEGG MASON PARTNERS EQUITY TRUST
ClearBridge Aggressive Growth Fund	December 27, 2019
ClearBridge All Cap Value Fund	February 1, 2020
ClearBridge Appreciation Fund	March 1, 2020
ClearBridge Dividend Strategy Fund	April 29, 2019
ClearBridge International Small Cap Fund	February 1, 2020
ClearBridge International Value Fund	March 1, 2020
ClearBridge Large Cap Growth Fund	March 31, 2020
ClearBridge Large Cap Value Fund	March 1, 2020
ClearBridge Mid Cap Fund	March 1, 2020
ClearBridge Mid Cap Growth Fund	March 1, 2020
ClearBridge Select Fund	March 1, 2020
ClearBridge Small Cap Growth Fund	March 1, 2020
ClearBridge Small Cap Value Fund	February 1, 2020
ClearBridge Sustainability Leaders Fund	March 1, 2020
ClearBridge Tactical Dividend Income Fund	March 1, 2020
QS Conservative Growth Fund	June 1, 2019
QS Defensive Growth Fund	June 1, 2019
QS Global Dividend Fund	February 1, 2020
QS Global Equity Fund	March 1, 2020
QS Growth Fund	June 1, 2019
QS Moderate Growth Fund	June 1, 2019
QS S&P 500 Index Fund	February 1, 2020
QS U.S. Large Cap Equity Fund	March 31, 2020

SCHEDULE B

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON ETF INVESTMENT TRUST

Legg Mason Small-Cap Quality Value ETF	November 29, 2019

Please retain this supplement for future reference.

LMFX590420

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